UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Schedule of INVESTMENTS    May 31, 2013 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt — 60.4%
Federal Farm Credit Bank
0.220%, 06/19/2013 Δ	$50,000	$49,999
0.113%, 06/27/2013 Δ	25,000	25,000
0.216%, 08/22/2013 Δ	144,000	144,024
0.106%, 08/23/2013 Δ	50,000	49,999
0.163%, 10/28/2013 Δ	50,000	50,000
0.250%, 11/27/2013	100,000	100,008
0.158%, 12/04/2013 Δ	50,000	50,000
0.190%, 12/13/2013	25,000	25,003
0.190%, 12/19/2013	50,000	50,005
0.080%, 12/20/2013 Δ	25,000	24,992
0.186%, 12/23/2013 Δ	48,575	48,579
0.180%, 03/04/2014	120,885	120,909
0.132%, 03/21/2014 Δ	165,000	164,987
0.145%, 03/24/2014 Δ	150,000	149,969
2.625%, 04/17/2014	29,384	30,017
0.150%, 04/22/2014	27,500	27,497
0.200%, 05/13/2014	40,000	40,016
0.140%, 05/22/2014	71,000	70,995
Federal Home Loan Bank
0.010%, 06/03/2013 	5,598	5,598
0.147%, 06/04/2013	35,000	35,000
0.160%, 06/05/2013	30,000	30,000
0.010%, 06/12/2013 	16,500	16,500
0.150%, 06/14/2013	50,000	50,000
0.150%, 06/14/2013	50,000	50,000
0.125%, 06/18/2013	30,000	30,000
0.130%, 06/18/2013 Δ	50,000	50,000
0.065%, 06/19/2013 	50,000	49,999
0.170%, 06/27/2013	25,000	25,000
0.110%, 07/16/2013	30,000	29,999
0.120%, 07/22/2013	30,000	29,999
0.120%, 07/22/2013	25,000	25,000
0.133%, 07/25/2013 Δ	50,000	50,000
0.070%, 08/02/2013 	20,750	20,748
0.250%, 08/02/2013	43,780	43,778
0.065%, 08/07/2013 	50,000	49,994
5.125%, 08/14/2013 ▼	11,650	11,763
0.125%, 08/23/2013	41,905	41,897
0.140%, 08/28/2013	50,000	49,997
0.500%, 08/28/2013	200,000	200,156
0.230%, 08/30/2013 Δ	100,000	100,000
0.140%, 09/05/2013	75,000	74,997
0.111%, 09/10/2013 Δ	70,000	70,000
4.500%, 09/16/2013	50,450	51,085
0.130%, 09/18/2013 	50,000	49,981
0.170%, 09/20/2013	50,000	49,999
0.210%, 09/24/2013	50,000	50,000
0.210%, 09/24/2013	25,000	24,999
0.100%, 10/04/2013 	35,000	34,988
0.210%, 10/10/2013	50,000	49,999
0.210%, 10/16/2013 Δ	60,000	60,000
3.625%, 10/18/2013	55,615	56,325
0.185%, 11/04/2013 Δ	150,000	149,984
0.170%, 11/08/2013 Δ	50,000	49,991
0.158%, 11/13/2013 Δ	50,000	50,013
0.160%, 11/15/2013 Δ	110,000	109,982
0.290%, 11/15/2013	45,740	45,752
0.300%, 11/15/2013	108,150	108,182
0.300%, 11/22/2013	25,000	25,008
0.170%, 12/04/2013 Δ	100,000	99,985
0.190%, 12/06/2013 Δ	35,000	34,996
0.170%, 12/24/2013	50,000	49,994
0.170%, 01/02/2014 Δ	135,000	134,978
0.195%, 01/15/2014 Δ	50,000	50,000
0.140%, 01/16/2014	75,000	74,999
0.096%, 01/23/2014 Δ	50,000	49,993
0.095%, 01/24/2014 Δ	70,000	69,986
0.120%, 02/03/2014 Δ	50,000	49,990
0.140%, 02/03/2014 Δ	50,000	49,983
0.129%, 02/12/2014 Δ	125,000	124,991
0.094%, 02/20/2014 Δ	24,800	24,793
0.143%, 02/28/2014 Δ	175,000	174,987
0.153%, 02/28/2014 Δ	25,000	24,996

0.230%, 02/28/2014 Δ	25,000	25,023
0.158%, 03/03/2014 Δ	50,000	49,993
0.180%, 03/05/2014	50,000	49,993
0.170%, 03/11/2014	25,000	24,998
0.180%, 03/18/2014	25,000	24,999
0.148%, 04/01/2014 Δ	125,000	125,000
0.170%, 04/03/2014	100,000	99,988
0.150%, 04/15/2014 Δ	90,000	89,976
0.133%, 04/25/2014 Δ	75,000	75,000
0.138%, 05/01/2014 Δ	50,000	50,000
0.138%, 05/02/2014 Δ	50,000	50,000
0.138%, 05/16/2014 Δ	50,000	50,000
0.200%, 06/12/2014 «	49,000	49,000
0.200%, 06/12/2014 «	65,000	65,000
0.168%, 06/17/2014 Δ	125,000	124,975
0.173%, 06/27/2014 Δ	25,000	24,997
0.158%, 11/06/2014 Δ	200,000	199,986
0.158%, 11/07/2014 Δ	50,000	49,993
0.155%, 11/24/2014 Δ	100,000	99,992
Federal Home Loan Mortgage Corporation
0.068%, 06/03/2013 	173,000	173,000
0.010%, 06/04/2013 	58,600	58,600
0.010%, 06/06/2013 	100,000	100,000
0.030%, 06/10/2013 	15,000	15,000
0.148%, 06/17/2013	117,600	117,602
0.155%, 06/21/2013 	47,000	46,996
0.150%, 07/01/2013 	30,000	29,997
0.100%, 07/03/2013 	50,000	49,996
0.055%, 07/09/2013 	25,000	24,999
0.100%, 07/16/2013 	35,000	34,996
0.081%, 07/22/2013 	45,000	44,995
0.130%, 08/01/2013 	50,000	49,989
0.065%, 08/05/2013 	58,176	58,169
0.130%, 08/06/2013 	75,000	74,983
0.089%, 08/12/2013 	125,000	124,978
0.065%, 08/19/2013 	150,000	149,979
0.078%, 08/20/2013 	70,800	70,788
0.060%, 08/26/2013 	75,000	74,990
0.143%, 09/10/2013 	31,375	31,363
0.139%, 09/13/2013 Δ	15,000	15,000
0.130%, 09/16/2013 	22,581	22,572
4.125%, 09/27/2013	16,985	17,200
0.119%, 10/15/2013 	140,000	139,938
0.875%, 10/28/2013	52,858	53,006
0.625%, 12/23/2013	25,000	25,061
0.450%, 01/09/2014	9,000	9,015
0.150%, 02/14/2014 	50,000	49,947
0.150%, 02/24/2014 	25,000	24,972
1.375%, 02/25/2014	200,000	201,772
0.375%, 02/27/2014	25,085	25,129
0.375%, 04/28/2014	27,559	27,616
1.350%, 04/29/2014	15,450	15,617
Federal National Mortgage Association
0.097%, 06/03/2013 	52,300	52,300
0.105%, 06/05/2013 	134,155	134,154
0.030%, 06/18/2013 	14,800	14,800
0.030%, 06/19/2013 	16,500	16,500
0.100%, 06/24/2013 	125,000	124,993
0.100%, 07/01/2013 	30,000	29,998
0.100%, 07/02/2013 	50,000	49,996
0.150%, 07/15/2013 	23,286	23,282
0.120%, 08/01/2013 	19,094	19,090
0.065%, 08/07/2013 	53,600	53,594
0.500%, 08/09/2013	36,053	36,073
1.250%, 08/20/2013	30,000	30,070
0.089%, 08/21/2013 	315,909	315,848
0.102%, 08/28/2013 	103,000	102,975
0.150%, 09/03/2013 	225,000	224,914
0.150%, 09/16/2013 	102,165	102,120
1.000%, 09/23/2013	30,000	30,078
0.150%, 10/03/2013 	26,072	26,059
4.625%, 10/15/2013	70,878	72,023
1.050%, 10/22/2013	22,865	22,938
0.100%, 10/23/2013 	25,000	24,990
0.100%, 11/01/2013 	35,800	35,785
0.100%, 11/06/2013 	38,750	38,733
1.250%, 02/27/2014	115,239	116,147
2.750%, 03/13/2014	31,580	32,218
2.500%, 05/15/2014	30,000	30,664

0.178%, 06/20/2014 Δ	54,000	54,020
Straight-A Funding LLC  ■
0.150%, 06/04/2013	25,000	25,000
0.080%, 06/05/2013	30,026	30,026
0.080%, 06/06/2013	23,735	23,735
0.120%, 06/06/2013	140,028	140,027
0.090%, 06/12/2013	30,000	29,999
0.090%, 06/13/2013	43,027	43,026
0.180%, 06/14/2013	50,065	50,062
0.180%, 06/14/2013	50,028	50,025
0.170%, 06/17/2013	25,000	24,999
0.170%, 06/17/2013	25,035	25,033
0.170%, 06/17/2013	25,000	24,998
0.080%, 06/18/2013	55,681	55,679

Total Government Agency Debt (Cost $9,967,532)		9,967,532

Treasury Debt — 3.8% ▼
U.S. Treasury Bill Ä
0.006%, 06/06/2013	100,000	100,000
U.S. Treasury Notes
3.375%, 06/30/2013	100,000	100,235
3.375%, 07/31/2013	50,000	50,253
0.750%, 08/15/2013	25,000	25,031
4.250%, 08/15/2013	25,000	25,203
2.750%, 10/31/2013	75,000	75,799
4.250%, 11/15/2013	30,000	30,547
0.750%, 12/15/2013	25,000	25,077
1.750%, 01/31/2014	50,000	50,519
1.250%, 02/15/2014	25,000	25,187
1.875%, 02/28/2014	125,000	126,563

Total Treasury Debt (Cost $634,414)		634,414

Government Agency Repurchase Agreements — 13.1%
BNP Paribas Securities
0.070%, dated 05/31/2013, matures 06/03/2013, repurchase price $900,005 (collateralized by various government agency obligations: Total market value $918,001)	900,000	900,000
HSBC Securities (USA)
0.070%, dated 05/31/2013, matures 06/03/2013, repurchase price $200,001 (collateralized by various government agency obligations: Total market value $204,001)	200,000	200,000
ING Financial Markets
0.070%, dated 05/31/2013, matures 06/03/2013, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,004)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $75,000 (collateralized by U.S. Treasury obligations: Total market value $76,500)	75,000	75,000
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $87,886 (collateralized by U.S. Treasury obligations: Total market value $89,623)	87,866	87,866
0.040%, dated 05/28/2013, matures 06/04/2013, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
RBC Capital Markets
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
SG Americas Securities
0.070%, dated 05/31/2013, matures 06/03/2013, repurchase price $500,003 (collateralized by various government agency obligations: Total market value $510,001)	500,000	500,000

Total Government Agency Repurchase Agreements (Cost $2,162,866)		2,162,866

Treasury Repurchase Agreements — 23.3%
Bank of Nova Scotia, NY
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $1,350,007 (collateralized by U.S. Treasury obligations: Total market value $1,377,000)	1,350,000	1,350,000
HSBC Securities (USA)
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $1,000,005 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
0.030%, dated 05/28/2013, matures 06/04/2013, repurchase price $300,001 (collateralized by U.S. Treasury obligations: Total market value $306,004)	300,000	300,000
SG Americas Securities
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $900,005 (collateralized by U.S. Treasury obligations: Total market value $918,000)	900,000	900,000
TD Securities (USA)
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $300,002 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000

Total Treasury Repurchase Agreements (Cost $3,850,000)		3,850,000

Investments Purchased with Proceeds from Securities Lending † — 3.6%

Government Agency Repurchase Agreements — 3.6%

Credit Suisse Securities (USA)
0.050%, dated 05/31/2013, matures 06/03/2013, repurchase price $12,189 (collateralized by various government agency obligations: Total market value $00,000)	12,189	12,189
Morgan Stanley & Co.
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $574,772 (collateralized by various government agency obligations: Total market value $000,000)	574,769	574,769

Total Investments Purchased with Proceeds from Securities Lending (Cost $586,958)		586,958

Total Investments ▲ — 104.2% (Cost $17,201,770)		17,201,770

Other Assets and Liabilities, Net — (4.2)%		(694,123)

Total Net Assets — 100.0%		$16,507,647

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security — The rate shown is the rate in effect as of May 31, 2013.

	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▼	This security or a portion of this security is out on loan at May 31, 2013. Total loaned securities had a fair value of $575,228 at May 31, 2013.

«	Security purchased on a when-issued basis. On May 31, 2013, the total cost of investments purchased on a when-issued basis was $114,000 or 0.7% of total net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2013, the value of these investments was $522,609 or 3.2% of total net assets.

Ä	Rate shown is effective yield as of May 31, 2013.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $17,201,770. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Government Agency Debt	$—	$9,967,532	$—	$9,967,532
Treasury Debt	—	634,414	—	634,414
Government Agency Repurchase Agreements	—	2,162,866	—	2,162,866
Treasury Repurchase Agreements	—	3,850,000	—	3,850,000
Investments Purchased from Proceeds from Securities Lending	—	586,958	—	586,958

Total Investments	$—	$17,201,770	$—	$17,201,770

During the nine-month period ended May 31, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS    May 31, 2013 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit — 28.4%
Banco del Estado de Chile/NY
0.250%, 06/17/2013	$50,000	$50,000
0.250%, 06/27/2013	50,000	50,000
0.250%, 07/22/2013	50,000	50,000
0.250%, 09/13/2013	60,000	60,000
Bank of Montreal/Chicago
0.300%, 06/05/2013	75,000	75,000
0.050%, 06/06/2013	50,000	50,000
0.268%, 11/15/2013 Δ	75,000	75,000
Bank of Nova Scotia/Houston
0.210%, 10/10/2013 Δ	25,000	25,000
0.697%, 10/18/2013 Δ	28,600	28,645
0.319%, 11/06/2013 Δ	65,000	65,000
0.299%, 11/08/2013 Δ	25,000	25,000
0.826%, 01/27/2014 Δ	21,000	21,078
0.240%, 04/09/2014 Δ	25,000	25,000
0.334%, 07/01/2014 Δ	55,000	55,000
Bank of Tokyo-Mitsubishi/NY
0.130%, 06/04/2013	150,000	150,000
0.300%, 07/11/2013	50,000	50,000
BNP Paribas/Chicago
0.240%, 07/18/2013	35,000	35,001
Canadian Imperial Bank of Commerce/NY
0.587%, 06/03/2013	22,000	22,000
0.280%, 01/08/2014 Δ	20,000	20,005
0.290%, 05/16/2014 Δ	53,000	53,000
Commonwealth Bank of Australia/NY
1.031%, 06/14/2013	30,000	30,008
Credit Suisse/NY
0.250%, 07/18/2013	50,000	50,000
0.283%, 10/25/2013 Δ	25,000	25,000
Deutsche Bank/NY
0.350%, 07/19/2013	40,000	40,000
0.200%, 04/30/2014 Δ	50,000	50,000
Mitsubishi Trust & Banking/NY
0.330%, 06/20/2013	20,000	20,000
0.290%, 08/19/2013	50,000	50,004
National Australia Bank/NY
0.310%, 08/21/2013	50,000	50,000
Nordea Bank Finland/NY
0.290%, 06/05/2013	50,000	50,000
0.300%, 06/17/2013	25,000	25,000
0.300%, 06/21/2013	25,000	25,000
0.200%, 06/28/2013	50,000	50,000
0.250%, 09/20/2013	62,500	62,502
0.260%, 02/03/2014	50,000	50,000
Rabobank Nederland/NY
0.300%, 08/08/2013	40,000	40,000
0.300%, 08/12/2013	50,000	50,000
0.350%, 03/11/2014	50,000	50,000
0.406%, 03/14/2014 Δ	40,000	40,000
Royal Bank of Canada/NY
0.310%, 01/30/2014 Δ	50,000	50,000
0.280%, 03/19/2014 Δ	50,000	50,000
Skandinaviska Enskilda Banken/NY
0.315%, 06/07/2013	50,000	50,000
0.390%, 08/12/2013	30,000	30,004
0.280%, 10/03/2013	50,000	49,999
Societe Generale/NY
0.120%, 06/04/2013	125,000	125,000
0.120%, 06/06/2013	125,000	125,000
0.218%, 03/10/2014 Δ	50,000	50,000
Sumitomo Mitsui Bank/NY
0.080%, 06/04/2013	100,000	100,000
0.140%, 06/18/2013	50,000	50,000
0.238%, 08/19/2013 Δ	50,000	50,000
0.260%, 11/27/2013 Δ	50,000	50,000

Svenska Handelsbanken/NY
0.225%, 08/01/2013	70,000	70,001
0.210%, 09/20/2013	50,000	50,001
Toronto-Dominion Bank/NY
0.276%, 07/26/2013	50,000	50,000
0.320%, 08/19/2013	50,000	50,000
0.249%, 11/15/2013 Δ	40,000	40,000
Westpac Banking/NY
0.310%, 09/27/2013	25,000	25,000
0.240%, 04/23/2014 Δ	23,000	23,000

Total Certificates of Deposit (Cost $2,830,248)		2,830,248

Financial Company Commercial Paper — 15.6%
ASB Finance
0.230%, 08/28/2013  ■	25,000	24,986
0.240%, 09/12/2013  ■	25,000	24,983
0.250%, 10/30/2013  ■	40,000	39,959
Australia & New Zealand Banking Group
0.301%, 10/10/2013  ■	65,000	64,930
0.338%, 06/19/2014 Δ ■	49,000	49,000
Bank of Nova Scotia
0.060%, 06/03/2013 	40,000	40,000
Commonwealth Bank of Australia
0.240%, 10/04/2013  ■	40,000	39,967
0.230%, 10/22/2013  ■	35,000	34,968
0.325%, 11/08/2013 Δ ■	25,000	25,000
0.324%, 11/18/2013 Δ ■	25,000	25,000
0.302%, 03/28/2014 Δ ■	50,000	50,000
CPPIB Capital
0.230%, 07/10/2013  ■	65,000	64,985
0.250%, 10/10/2013  ■	20,000	19,982
0.230%, 01/03/2014  ■	15,000	14,979
0.301%, 01/06/2014  ■	50,000	49,910
0.301%, 01/10/2014  ■	40,000	39,926
Credit Suisse/NY
0.250%, 08/16/2013 	25,000	24,987
0.270%, 09/04/2013 	25,000	24,983
0.290%, 10/01/2013 	25,000	24,976
Deutsche Bank Financial
0.351%, 07/22/2013 	30,000	29,986
DNB Bank
0.220%, 09/04/2013  ■	55,000	54,969
MetLife Short Term Funding
0.140%, 07/02/2013  ■	14,000	13,998
0.140%, 07/08/2013  ■	83,357	83,346
0.150%, 07/22/2013  ■	50,000	49,990
Mitsubishi Trust & Banking/NY
0.310%, 06/10/2013  ■	25,000	24,998
0.220%, 08/09/2013  ■	40,000	39,984
National Australia Funding
0.296%, 10/04/2013  ■	60,000	59,939
Nederlandse Waterschapbank
0.230%, 06/28/2013  ■	50,000	49,992
0.280%, 09/16/2013  ■	150,000	149,877
0.220%, 09/23/2013  ■	9,000	8,994
0.346%, 03/18/2014  ■	100,000	99,724
PSP Capital
0.261%, 04/25/2014  ■	35,000	34,918
Queensland Treasury
0.230%, 10/02/2013 	50,000	49,962
0.240%, 10/29/2013 	22,000	21,978
Skandinaviska Enskilda Banken
0.235%, 09/17/2013  ■	25,000	24,983
Westpac Banking
0.330%, 11/01/2013 Δ ■	50,000	50,000
0.289%, 05/02/2014 Δ ■	25,000	25,000

Total Financial Company Commercial Paper (Cost $1,556,159)		1,556,159

Asset Backed Commercial Paper — 11.4%
Barton Capital
0.080%, 06/03/2013  ■	21,000	21,000

Fairway Finance
0.219%, 09/11/2013 Δ ■	25,000	24,999
Gotham Funding
0.150%, 06/03/2013  ■	20,000	20,000
0.160%, 06/04/2013  ■	10,000	10,000
0.180%, 07/12/2013  ■	30,000	29,994
0.180%, 07/22/2013  ■	75,000	74,982
0.170%, 07/26/2013  ■	25,000	24,994
0.170%, 08/01/2013  ■	25,000	24,993
Kells Funding
0.260%, 08/14/2013  ■	100,000	99,948
0.260%, 08/19/2013  ■	44,000	43,975
0.260%, 08/29/2013  ■	50,000	49,969
0.260%, 08/29/2013  ■	45,000	44,972
0.260%, 08/29/2013  ■	5,000	4,997
0.270%, 10/21/2013  ■	50,000	49,947
0.227%, 02/24/2014  ■	30,000	29,940
Liberty Street Funding
0.180%, 06/03/2013  ■	22,000	22,000
0.150%, 06/18/2013  ■	25,000	24,998
0.174%, 06/24/2013  ■	70,000	69,993
0.160%, 07/22/2013  ■	30,000	29,994
Manhattan Asset Funding Company
0.210%, 06/10/2013  ■	35,000	34,999
0.190%, 06/20/2013  ■	50,000	49,996
0.220%, 06/24/2013  ■	35,000	34,995
0.200%, 07/08/2013  ■	30,000	29,994
Market Street Funding
0.140%, 06/26/2013  ■	3,657	3,657
Nieuw Amsterdam Receivables
0.150%, 06/10/2013  ■	20,000	19,999
0.150%, 06/11/2013  ■	4,823	4,823
0.150%, 06/12/2013  ■	21,000	20,999
0.214%, 07/01/2013  ■	73,000	72,988
0.210%, 07/09/2013  ■	25,000	24,995
0.200%, 08/16/2013  ■	50,000	49,979
Old Line Funding
0.210%, 08/02/2013  ■	40,000	39,986
0.200%, 08/16/2013  ■	27,000	26,989
0.210%, 09/18/2013  ■	25,000	24,984

Total Asset Backed Commercial Paper (Cost $1,141,078)		1,141,078

Variable Rate Demand Notes Δ — 7.4%
Arizona Board of Regents, State University System, Series 2008B (LOC: JPMorgan Chase Bank)
0.120%, 06/07/2013	13,000	13,000
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, Series 2008A (LOC: JPMorgan Chase Bank)
0.130%, 06/07/2013	10,000	10,000
Ascension Parish, Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.130%, 06/07/2013	8,700	8,700
California Health Facilities Financing Authority, Catholic Healthcare, Series 1988B (LOC: JPMorgan Chase Bank)
0.150%, 06/07/2013	14,400	14,400
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.130%, 06/07/2013	10,000	10,000
Chicago, Midway Airport Revenue, Series 2010A-1 (LOC: Bank of Montreal)
0.120%, 06/03/2013	17,000	17,000
Clark County, Airport System Revenue, Series 2008D-2B (LOC: Royal Bank of Canada)
0.120%, 06/07/2013	21,200	21,200
Clark County, Airport System Revenue, Series 2011B-2 (AMT) (LOC: Royal Bank of Canada)
0.140%, 06/07/2013	10,000	10,000
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.140%, 06/07/2013	8,280	8,280
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.100%, 06/03/2013	8,080	8,080
Des Moines, Methodist System, Series 1985 (LOC: Wells Fargo Bank)
0.130%, 06/07/2013	23,000	23,000
Elmhurst Joint Commission Accreditation of Healthcare Organizations, Series 1988 (LOC: JPMorgan Chase Bank)
0.110%, 06/07/2013	6,565	6,565
Franklin County, Presbyterian Healthcare, Series 2006A (LOC: PNC Bank)

0.120%, 06/07/2013	18,000	18,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.150%, 06/07/2013	4,155	4,155
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.120%, 06/07/2013	7,500	7,500
Hawaii Pacific Health, Department of Budget & Finance, Series 2004B-1 (LOC: JPMorgan Chase Bank)
0.130%, 06/07/2013	24,500	24,500
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.120%, 06/07/2013	10,100	10,100
Illinois Educational Facilities Authority, Series 1999 (LOC: JPMorgan Chase Bank)
0.120%, 06/07/2013	18,800	18,800
Illinois Finance Authority, Dominican University, Series 2006 (LOC: JPMorgan Chase Bank)
0.130%, 06/07/2013	13,000	13,000
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.120%, 06/07/2013	8,500	8,500
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.130%, 06/07/2013	8,250	8,250
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008G (LOC: Wells Fargo Bank)
0.120%, 06/07/2013	10,450	10,450
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JPMorgan Chase Bank)
0.130%, 06/07/2013	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.120%, 06/07/2013	8,000	8,000
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.130%, 06/07/2013	3,010	3,010
Lafayette Colorado, The Traditions at Lafayette Project, Series 2011A (LOC: Wells Fargo Bank)
0.130%, 06/07/2013	11,850	11,850
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.210%, 06/07/2013	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.130%, 06/07/2013	29,890	29,890
Metropolitan Transportation Authority, Series 2008B-1 (LOC: Scotia Bank)
0.110%, 06/07/2013	17,070	17,070
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.120%, 06/07/2013	7,000	7,000
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase Bank)
0.180%, 06/07/2013	3,435	3,435
Minnesota Housing Finance Agency, Series 2007E
0.200%, 06/07/2013	7,510	7,510
Minnesota Office of Higher Education, Series 2012B (AMT) (LOC: Royal Bank of Canada)
0.120%, 06/07/2013	57,000	57,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.080%, 06/03/2013	1,280	1,280
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.120%, 06/07/2013	3,400	3,400
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia — New Zealand Banking Group)
0.120%, 06/07/2013	6,815	6,815
New York City, Health and Hospital Corporation, Series 2008C (LOC: TD Bank)
0.100%, 06/07/2013	9,300	9,300
New York State Energy Research & Development, Consolidated Edison Company of New York, Series 2010A (AMT) (LOC: Scotia Bank)
0.120%, 06/07/2013	9,350	9,350
New York State Housing Finance Agency, Broadway, Series 2011A (LOC: Wells Fargo Bank)
0.110%, 06/07/2013	14,900	14,900
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.150%, 06/07/2013	6,000	6,000
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.110%, 06/07/2013	26,000	26,000
North Broward Hospital District (LOC: Wells Fargo Bank) (INS: NATL)
0.120%, 06/07/2013	22,275	22,275
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JPMorgan Chase Bank)
0.110%, 06/07/2013	18,100	18,100

Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.120%, 06/07/2013	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.120%, 06/07/2013	4,650	4,650
Philadelphia Airport Revenue, Series 2005C1 (AMT) (LOC: TD Bank)
0.130%, 06/07/2013	13,400	13,400
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.120%, 06/07/2013	5,325	5,325
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.110%, 06/07/2013	7,450	7,450
Southern California, Public Power Authority, Magnolia Power Project, Series 2009A-2 (LOC: Wells Fargo Bank)
0.130%, 06/07/2013	59,130	59,130
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.120%, 06/07/2013	14,250	14,250
Tarrant County, Cultural Education Facilities Finance Corporation, Baylor Health Care System Project, Series 2011E (LOC: Wells Fargo Bank)
0.110%, 06/07/2013	14,715	14,715
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.080%, 06/03/2013	8,610	8,610
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.110%, 06/07/2013	13,500	13,500
Wisconsin Health and Educational Facilities Authority, Indian Community School, Series 2007 (LOC: JPMorgan Chase Bank)
0.130%, 06/07/2013	28,700	28,700

Total Variable Rate Demand Notes (Cost $733,375)		733,375

Government Agency Debt — 7.3%
Federal Farm Credit Bank
0.113%, 06/27/2013	25,000	25,000
0.216%, 08/22/2013 Δ	50,000	50,008
Federal Home Loan Bank
0.210%, 09/24/2013	25,000	24,999
0.185%, 11/04/2013 Δ	50,000	49,995
0.170%, 11/08/2013 Δ	25,000	24,996
0.160%, 11/15/2013 Δ	40,000	39,993
0.375%, 11/27/2013	25,000	25,017
0.170%, 12/04/2013 Δ	50,000	49,992
0.190%, 12/06/2013 Δ	25,000	24,997
0.170%, 12/18/2013	35,000	34,998
0.170%, 01/02/2014 Δ	40,000	39,993
0.095%, 01/24/2014 Δ	30,000	29,994
0.120%, 02/03/2014 Δ	25,000	24,995
0.140%, 02/03/2014 Δ	50,000	49,983
0.150%, 04/15/2014 Δ	35,000	34,991
0.168%, 06/05/2014 Δ	75,000	74,985
0.168%, 06/17/2014 Δ	50,000	49,989
0.173%, 06/27/2014 Δ	75,000	74,992

Total Government Agency Debt (Cost $729,917)		729,917

Other Notes — 6.8%
Berkshire Hathaway Finance
5.000%, 08/15/2013	17,913	18,081
Commonwealth Bank of Australia
1.010%, 03/17/2014 Δ	16,150	16,240
IBM
1.000%, 08/05/2013	5,550	5,557

International Bank for Reconstruction & Development
0.500%, 11/26/2013	20,000	20,023
International Finance
0.526%, 10/28/2013	87,125	87,221
Metropolitan Life Global Funding
0.479%, 11/08/2013 Δ ■	87,000	87,000
Metropolitan Life Institutional Funding
0.349%, 01/10/2014 Δ ■	14,750	14,750
National Australia Bank
5.350%, 06/12/2013 ■	66,666	66,749
1.040%, 12/10/2013 Δ ■	25,000	25,099
0.998%, 04/11/2014 Δ ■	19,150	19,269
New York Life Global Funding
5.375%, 09/15/2013 ■	21,664	21,977
1.850%, 12/13/2013 ■	3,723	3,754
Rabobank Nederland
0.476%, 07/25/2013	28,000	28,006
Svenska Handelsbanken
0.289%, 11/15/2013 Δ ■	65,000	65,000
Svenska Handelsbanken/Cayman Islands Branch- Time Deposit
0.080%, 06/03/2013	135,124	135,124
Total Capital Canada
0.658%, 01/17/2014 Δ	24,220	24,278
Westpac Banking
0.397%, 07/01/2014 Δ ■	35,750	35,750

Total Other Notes (Cost $673,878)		673,878

Treasury Debt — 5.7%
U.S. Treasury Bills Ä
0.004%, 06/13/2013  ▼	30,000	30,000
0.009%, 06/20/2013  ▼	25,000	25,000
0.009%, 07/05/2013  ▼	75,000	74,999
U.S. Treasury Notes
3.375%, 06/30/2013 ▼	100,000	100,235
4.250%, 08/15/2013 ▼	30,000	30,244
4.250%, 11/15/2013 ▼	85,000	86,549
0.250%, 11/30/2013 ▼	25,000	25,003
2.000%, 11/30/2013 ▼	75,000	75,660
0.750%, 12/15/2013 ▼	25,000	25,072
1.000%, 01/15/2014 ▼	25,000	25,128
1.750%, 01/31/2014	75,000	75,813

Total Treasury Debt (Cost $573,703)		573,703

Investment Companies Ω — 1.5%	SHARES
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.070%	75,483,000	75,483
J.P. Morgan Prime Money Market Fund, Capital Shares 0.070%	71,039,000	71,039

Total Investment Companies (Cost $146,522)		146,522

Government Agency Repurchase Agreements — 10.4%	PAR
Bank of Nova Scotia/NY
0.080%, dated 05/31/2013, matures 06/03/2013, repurchase price $350,002 (collateralized by various government agency obligations: Total market value $357,000)	$350,000	350,000
Goldman Sachs & Co.
0.080%, dated 05/31/2013, matures 06/03/2013, repurchase price $250,002 (collateralized by various government agency obligations: Total market value $255,000)	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $287,135 (collateralized by various government agency obligations: Total market value $292,877)	287,134	287,134
RBC Capital Markets
0.080%, dated 05/31/2013, matures 06/03/2013, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000

Total Government Agency Repurchase Agreements (Cost $1,037,134)		1,037,134

Treasury Repurchase Agreement — 2.1%
Merrill Lynch, Pierce, Fenner & Smith
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $204,892 (collateralized by U.S. Treasury obligations: Total market value $208,988)	204,891	204,891

(Cost $204,891)

Other Repurchase Agreements — 3.4%
BNP Paribas Securities
0.170%, dated 05/31/2013, matures 07/05/2013, repurchase price $120,020 (collateralized by various securities: Total market value $126,000) ¥	120,000	120,000
HSBC Securities (USA)
0.180%, dated 05/31/2013, matures 06/03/2013, repurchase price $71,001 (collateralized by various securities: Total market value $74,554)	71,000	71,000
J.P. Morgan Securities
0.320%, dated 05/31/2013, matures 07/05/2013, repurchase price $150,047 (collateralized by various securities: Total market value $157,502) ¥	150,000	150,000

Total Other Repurchase Agreements (Cost $341,000)		341,000

Investment Purchased with Proceeds from Securities Lending † — 5.1%
Government Agency Repurchase Agreement — 5.1%
Morgan Stanley & Co.
0.06%, dated 05/31/2013, matures 07/31/2013, repurchase price $511,183 (collateralized by various government agency obligations: Total market value $521,354)	511,131	511,131
(Cost $511,131)

Total Investments ▲ — 105.1% (Cost $10,479,036)		10,479,036

Other Assets and Liabilities, Net — (5.1)%		(505,698)

Total Net Assets — 100.0%		$9,973,338

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security — The rate shown is the rate in effect as of May 31, 2013.

	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2013, the value of these investments was $2,769,713 or 27.8% of total net assets.

▼	This security or a portion of this security is out on loan at May 31, 2013. Total loaned securities had a fair value of $497,890 at May 31, 2013.

¥	Security considered illiquid. As of May 31, 2013, the value of these investments was $270,000 or 2.7% of total net assets.

Ä	Rate shown is effective yield as of May 31, 2013.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2013.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $10,479,036. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	—	Alternative Minimum Tax. As of May 31, 2013, the total value of securities subject to AMT was $98,580 or 1.0% of total net assets.

FHLB	—	Federal Home Loan Bank

INS	—	Insured

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,830,248	$—	$2,830,248
Financial Company Commercial Paper	—	1,556,159	—	1,556,159
Asset Backed Commercial Paper	—	1,141,078	—	1,141,078
Variable Rate Demand Notes	—	733,375	—	733,375
Government Agency Debt	—	729,917	—	729,917
Other Notes	—	673,878	—	673,878
Treasury Debt	—	573,703	—	573,703
Investment Companies	146,522	—	—	146,522
Government Agency Repurchase Agreements	—	1,037,134	—	1,037,134
Treasury Repurchase Agreements	—	204,891	—	204,891
Other Repurchase Agreements	—	341,000	—	341,000
Investment Purchased with Proceeds from Securities Lending		511,131		511,131

Total Investments	$146,522	$10,332,514	$—	$10,479,036

During the nine-month period ended May 31, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS    May 31, 2013, (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt — 99.8%
Alabama — 1.1%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia & New Zealand Banking Group)
0.120%, 06/07/2013 Δ	$6,755	$6,755

Colorado — 4.4%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.100%, 06/07/2013 Δ	1,100	1,100
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.120%, 06/07/2013 Δ	21,355	21,355
El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.130%, 06/07/2013 Δ	4,300	4,300

		26,755

District of Columbia — 0.6%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.150%, 06/07/2013 Δ	3,340	3,340

Florida — 6.4%
Hillsborough Community College Foundation, Series 2006 (LOC: Bank of Montreal)
0.130%, 06/07/2013 Δ	16,805	16,805
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.150%, 06/07/2013 Δ	4,500	4,500
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series 2008A (LOC: Northern Trust Company)
0.060%, 06/03/2013 Δ	17,330	17,330

		38,635

Illinois — 11.3%
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.070%, 06/03/2013 Δ	12,305	12,305
Cook County, Series 2002B (General Obligation)
0.140%, 06/07/2013 Δ	9,100	9,100
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.150%, 06/07/2013 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.140%, 06/07/2013 Δ	6,255	6,255
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.130%, 06/07/2013 Δ	3,000	3,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.140%, 06/07/2013 Δ	12,100	12,100
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.120%, 06/07/2013 Δ	9,200	9,200
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.120%, 06/07/2013 Δ	4,000	4,000
Warren County, Monmouth College Project, Series 2002 (LOC:PNC Bank)
0.140%, 06/07/2013 Δ	8,475	8,475

		67,935

Kentucky — 1.6%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.150%, 06/07/2013 Δ	3,275	3,275
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.150%, 06/07/2013 Δ	6,625	6,625

		9,900

Louisiana — 6.2%
Ascension Parish, Imtt - Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.130%, 06/07/2013 Δ	17,190	17,190
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB)
0.290%, 06/07/2013 Δ	20,000	20,000

		37,190

Maryland — 5.8%
Baltimore County, Public Improvement, Series 2012 (General Obligation)
5.000%, 08/01/2013	7,585	7,644
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.130%, 06/07/2013 Δ	5,755	5,755
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase Bank)
0.130%, 06/07/2013 Δ	15,750	15,750
Washington County, County Commissioners, LSN/TLS Obligated Group Project, Series 2003E (LOC: PNC Bank)
0.130%, 06/07/2013 Δ	5,900	5,900

		35,049

Michigan — 4.0%
University of Michigan, Series B (Commercial Paper)
0.150%, 07/09/2013	24,000	24,000

Minnesota — 9.4%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.120%, 06/07/2013 Δ	14,505	14,505
Hennepin County, Series 2013A (General Obligation)
3.000%, 12/01/2013	2,365	2,398
Minnetonka Housing Revenue, The Cliffs at Ridgedale, Series 1995 (INS: FNMA) (AMT)
0.120%, 06/07/2013 Δ	8,150	8,150
St. Cloud, Independent School District No. 742, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 08/13/2013	3,935	3,944
St. Francis Independent School District No. 15, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 09/07/2013	5,000	5,016
University of Minnesota (Commercial Paper)
0.160%, 07/08/2013	13,750	13,750
0.150%, 08/05/2013	9,000	9,000

		56,763

Mississippi — 3.4%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.060%, 06/03/2013 Δ	1,790	1,790
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009C
0.070%, 06/03/2013 Δ	4,455	4,455
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.060%, 06/03/2013 Δ	120	120
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010L
0.070%, 06/03/2013 Δ	2,465	2,465
Perry County Mississippi Pollution Control, Leaf River Forest Products, Series 2002 (LOC: Scotia Bank)
0.120%, 06/07/2013 Δ	11,425	11,425

		20,255

Missouri — 5.3%
Missouri State Water Pollution Control, Series 2012A (General Obligation)
3.000%, 10/01/2013	2,175	2,195
Missouri State, Fourth State Building, Series 2012A (General Obligation)
3.000%, 10/01/2013	7,055	7,119
University of Missouri (Commercial Paper)
0.150%, 06/04/2013	22,500	22,500

		31,814

New York — 3.5%
Monroe County Industrial Development Agency, Monroe Community College Association, Series 2002A (LOC: JPMorgan Chase Bank)
0.140%, 06/07/2013 Δ	11,700	11,700
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (AMBAC) (LOC: Wachovia Bank)
0.180%, 06/07/2013 Δ	9,600	9,600

		21,300

North Carolina — 2.8%
North Carolina Capital Facilities Finance Agency, Campbell University, Series 2009 (LOC: Branch Banking & Trust)
0.150%, 06/07/2013 Δ	5,420	5,420
North Carolina Capital Facilities Finance Agency, Educational Facilities, Meredith College, Series 2008B (LOC: Wells Fargo Bank)
0.130%, 06/07/2013 Δ	1,500	1,500
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)

0.150%, 06/07/2013 Δ	6,910	6,910
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.150%, 06/07/2013 Δ	3,185	3,185

		17,015

Ohio — 2.9%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.120%, 06/07/2013 Δ	13,210	13,210
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.120%, 06/07/2013 Δ	2,000	2,000
Lucas County, Series 2012 (General Obligation)
1.000%, 07/18/2013	2,550	2,552

		17,762

Rhode Island — 0.7%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.210%, 06/07/2013 Δ	4,350	4,350

South Carolina — 2.2%
Florence County, South Carolina Hospital Revenue, McLeod Regional Medical Center, Series 2010B (LOC: Wells Fargo Bank)
0.130%, 06/07/2013 Δ	13,000	13,000

Tennessee — 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.150%, 06/07/2013 Δ	1,400	1,400

Texas — 8.7%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.130%, 06/07/2013 Δ	5,000	5,000
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.170%, 06/07/2013 Δ	4,300	4,300
Lower Neches Valley Authority, Industrial Development Corporation, ExxonMobil Project, Series 2012
0.050%, 06/03/2013 Δ	3,040	3,040
Lower Neches Valley Authority, Industrial Development Corporation, ExxonMobil Project, Series 2003A-2
0.060%, 06/03/2013 Δ	4,950	4,950
State of Texas, Series 2012
2.500%, 08/30/2013	20,000	20,110
University of Texas (Commercial Paper)
0.160%, 07/08/2013	15,316	15,316

		52,716

Vermont — 1.3%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.160%, 06/07/2013 Δ	7,925	7,925

Virginia — 7.5%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B
0.130%, 06/07/2013 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.110%, 06/07/2013 Δ	4,175	4,175
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (INS: FHLMC)
0.180%, 06/07/2013 Δ	7,200	7,200
Virginia Commonwealth University, Health System Authority, Series 2008A (LOC: Branch Banking & Trust)
0.070%, 06/03/2013 Δ	7,865	7,865
Virginia State Commonwealth University, Health System Authority, Series 2008C (LOC: Branch Banking & Trust)
0.110%, 06/03/2013 Δ	13,820	13,820

		45,060

Washington — 5.7%
King County Washington School District No 1, Series 2007A (General Obligation)
5.000%, 12/01/2013	16,440	16,832
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.120%, 06/07/2013 Δ	3,800	3,800
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011 (INS: FHLMC)
0.130%, 06/07/2013 Δ	5,000	5,000
Washington State, Series 2003D (General Obligation) (NATL)

5.000%, 06/03/2013	9,000	9,000

		34,632

Wisconsin — 1.9%
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.140%, 06/07/2013 Δ	11,670	11,670

Wyoming — 2.9%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Bank of Nova Scotia)
0.140%, 06/07/2013 Δ	17,400	17,400

Total Municipal Debt
(Cost $602,621)		602,621

Total Investments ▲ — 99.8% (Cost $602,621)		602,621

Other Assets and Liabilities, Net — 0.2%		1,400

Total Net Assets — 100.0%		$604,021

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security — The rate shown is the rate in effect as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $602,621. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC	—	American Municipal Bond Assurance Corporation

AMT	—	Alternative Minimum Tax. As of May 31, 2013, the total value of securities subject to AMT was $8,150 or 1.3% of total net assets.

FHLB	—	Federal Home Loan Banks

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

INS	—	Insured

LOC	—	Letter of Credit

MSDCEP	—	Minnesota School District Enhancement Program

NATL	—	National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$602,621	$—	$602,621

Total Investments	$—	$602,621	$—	$602,621

During the nine-month period ended May 31, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS      May 31, 2013 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt — 28.9%
U.S. Treasury Bills Ä
0.006%, 06/06/2013	$130,000	$130,000
0.010%, 07/05/2013	150,000	149,999
0.011%, 07/11/2013	80,000	79,999
U.S. Treasury Notes
3.375%, 06/30/2013	175,000	175,410
0.750%, 08/15/2013	25,000	25,030
4.250%, 08/15/2013	100,000	100,811
0.500%, 10/15/2013	125,000	125,162
0.250%, 10/31/2013	180,000	180,046
2.750%, 10/31/2013	25,000	25,266
0.500%, 11/15/2013	175,000	175,236
4.250%, 11/15/2013	25,000	25,456
0.250%, 11/30/2013	25,000	25,003
2.000%, 11/30/2013	25,000	25,220
0.750%, 12/15/2013	25,000	25,072
1.000%, 01/15/2014	250,000	251,299
0.250%, 01/31/2014	250,000	250,187
1.750%, 01/31/2014	330,000	333,531
0.250%, 02/28/2014	35,000	35,033
1.875%, 02/28/2014	200,000	202,509
1.250%, 04/15/2014	100,000	100,937
0.250%, 04/30/2014	35,000	35,031
4.750%, 05/15/2014	60,000	62,614

Total Treasury Debt (Cost $2,538,851)		2,538,851

Treasury Repurchase Agreements — 71.0%
Barclays Capital
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,001)	400,000	400,000
Credit Agricole Securities (USA)
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $1,800,009 (collateralized by U.S. Treasury obligations: Total market value $1,836,237)	1,800,000	1,800,000
Credit Suisse Securities (USA)
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,001)	250,000	250,000
Deutsche Bank Securities
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $950,005 (collateralized by U.S. Treasury obligations: Total market value $969,002)	950,000	950,000
ING Financial Markets
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,005)	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $75,000 (collateralized by U.S. Treasury obligations: Total market value $76,500)	75,000	75,000
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $120,110 (collateralized by U.S. Treasury obligations: Total market value $122,511)	120,109	120,109
0.040%, dated 05/28/2013, matures 06/04/2013, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
RBC Capital Markets
0.050%, dated 05/31/2013, matures 06/03/2013, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
RBS Securities
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $500,003 (collateralized by U.S. Treasury obligations: Total market value $510,005)	500,000	500,000
0.040%, dated 05/31/2013, matures 06/07/2013, repurchase price $400,003 (collateralized by U.S. Treasury obligations: Total market value $408,004)	400,000	400,000
Societe Generale, NY
0.040%, dated 05/28/2013, matures 06/04/2013, repurchase price $800,004 (collateralized by U.S. Treasury obligations: Total market value $816,001)	800,000	800,000
TD Securities (USA)
0.060%, dated 05/31/2013, matures 06/03/2013, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
UBS Securities
0.050%, dated 05/31/2013, matures 06/03/2013, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000

Total Treasury Repurchase Agreements (Cost $6,245,109)
		6,245,109

Total Investments ▲ — 99.9% (Cost $8,783,960)	8,783,960
Other Assets and Liabilities, Net — 0.1%	7,983

Total Net Assets — 100.0%	$8,791,943

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Ä	Rate shown is effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $8,783,960. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$2,538,851	$—	$2,538,851
Treasury Repurchase Agreements	—	6,245,109	—	6,245,109

Total Investments	$—	$8,783,960	$—	$8,783,960

During the nine-month period ended May 31, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS    May 31, 2013 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt — 99.8%
U.S. Treasury Bills Ä
0.031%, 06/06/2013	$51,659	$51,659
0.038%, 06/13/2013	67,882	67,881
0.015%, 06/20/2013	25,000	25,000
0.018%, 07/05/2013	192,532	192,529
0.011%, 07/11/2013	62,696	62,695
0.038%, 07/18/2013	83,575	83,571
0.033%, 07/25/2013	44,228	44,226
0.043%, 08/08/2013	16,053	16,052
0.075%, 08/22/2013	7,789	7,788
0.065%, 09/12/2013	2,603	2,602
0.101%, 09/19/2013	10,338	10,335
0.072%, 10/03/2013	14,571	14,567
0.076%, 10/24/2013	8,000	7,997
U.S. Treasury Notes
1.125%, 06/15/2013	3,500	3,501
3.375%, 06/30/2013	25,000	25,061
1.000%, 07/15/2013	65,000	65,071
3.375%, 07/31/2013	21,000	21,110
0.750%, 08/15/2013	35,000	35,046
4.250%, 08/15/2013	27,450	27,680
3.125%, 08/31/2013	15,000	15,111
0.500%, 10/15/2013	21,358	21,390
0.250%, 10/31/2013	15,000	15,010

Total Treasury Debt (Cost $815,882)		815,882

Total Investments ▲ — 99.8% (Cost $815,882)		815,882

Other Assets and Liabilities, Net — 0.2%		1,353

Total Net Assets — 100.0%		$817,235

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Ä	Rate shown is effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $815,882. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$815,882	$—	$815,882

Total Investments	$—	$815,882	$—	$815,882

During the nine-month period ended May 31, 2013, there were no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date:	July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date:	July 30, 2013